Consolidated Income Statement - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues and Other Income
Revenue from contracts with customers	[1]	$ 32,567,000,000	$ 36,417,000,000	$ 29,106,000,000
Equity in earnings of affiliates		779,000,000	1,074,000,000	772,000,000
Gain on dispositions		1,966,000,000	1,063,000,000	2,177,000,000
Other Income		1,358,000,000	173,000,000	529,000,000
Total Revenues and Other Income		36,670,000,000	38,727,000,000	32,584,000,000
Cost and expenses [Abstract]
Purchased commodities		11,842,000,000	14,294,000,000	12,475,000,000
Production and operating expenses		5,322,000,000	5,213,000,000	5,162,000,000
Selling, general and administrative expenses		556,000,000	401,000,000	427,000,000
Exploration expenses		743,000,000	369,000,000	934,000,000
Depreciation, depletion and amortization		6,090,000,000	5,956,000,000	6,845,000,000
Impairments		405,000,000	27,000,000	6,601,000,000
Taxes other than income taxes		953,000,000	1,048,000,000	809,000,000
Accretion on discounted liabilities		326,000,000	353,000,000	362,000,000
Interest and debt expense		778,000,000	735,000,000	1,098,000,000
Foreign currency transaction (gains) losses		66,000,000	(17,000,000)	35,000,000
Other Expense		65,000,000	375,000,000	451,000,000
Total Costs and Expenses		27,146,000,000	28,754,000,000	35,199,000,000
Income (loss) before income taxes		9,524,000,000	9,973,000,000	(2,615,000,000)
Income Tax Expense (Benefit)		2,267,000,000	3,668,000,000	(1,822,000,000)
Net income (loss)		7,257,000,000	6,305,000,000	(793,000,000)
Less: net income attributable to noncontrolling interests		(68,000,000)	(48,000,000)	(62,000,000)
Net income (loss) attributable to ConocoPhillips		$ 7,189,000,000	$ 6,257,000,000	$ (855,000,000)
Net Income (Loss) Attributable to ConocoPhillips Per Share of Common Stock (dollars)
Earnings Per Share, Basic		$ 6.43	$ 5.36	$ (0.70)
Earnings per Share, Diluted		$ 6.40	$ 5.32	$ (0.70)
Average Common Shares Outstanding (in thousands)
Basic		1,117,260	1,166,499	1,221,038
Diluted		1,123,536	1,175,538	1,221,038

[1]	Sales and other operating revenues are attributable to countries based on the location of the selling operation.